RELATED PARTY TRANSACTIONS - Founder Shares (Details)					3 Months Ended	12 Months Ended
	Feb. 05, 2025 shares	Aug. 21, 2024 D $ / shares shares	Oct. 18, 2023 shares	Oct. 06, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 shares	Jun. 30, 2025 $ / shares shares	Jan. 30, 2025 $ / shares	Aug. 20, 2024 shares
RELATED PARTY TRANSACTIONS
Issuance of units | $					$ 25,000
Common Stock, shares outstanding					2,300,000	2,300,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
On transferring, assigning or selling first 50% of shares
RELATED PARTY TRANSACTIONS
Percentage of founder shares agreed not to transfer, assign or sell any shares of the company, after the completion of the initial business combination		50.00%
Restrictions on transfer period of time after business combination completion		12 months
Stock price trigger to transfer, assign or sell any shares of the company, after the completion of the initial business combination | $ / shares		$ 12
Threshold trading days for transfer, assign or sale of shares, after the completion of the initial business combination | D		20
Threshold consecutive trading days for transfer, assign or sale of shares, after the completion of the initial business combination | D		30
On transferring, assigning or selling remaining 50% of shares
RELATED PARTY TRANSACTIONS
Percentage of founder shares agreed not to transfer, assign or sell any shares of the company, after the completion of the initial business combination		50.00%
Restrictions on transfer period of time after business combination completion		12 months
Private placement
RELATED PARTY TRANSACTIONS
Exercise price of warrants | $ / shares							$ 15	$ 15
Over-allotment option
RELATED PARTY TRANSACTIONS
Exercise price of warrants | $ / shares								15
Number of units forfeited	1,200,000
Founder shares
RELATED PARTY TRANSACTIONS
Issuance of founder shares (in shares)		143,750				2,300,000
Dividend issued as shares		0.066				0.066
Common Stock, shares outstanding		2,300,000							2,156,250
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Sponsor | Private placement
RELATED PARTY TRANSACTIONS
Exercise price of warrants | $ / shares								$ 0.1
Sponsor | Founder shares
RELATED PARTY TRANSACTIONS
Issuance of founder shares (in shares)				2,156,250
Issuance of units | $				$ 25,000
Shares transferred to management, board of directors and senior advisors			465,000
Common Stock, shares outstanding			1,691,250				2,000,000
Shares subject to forfeiture			300,000
Number of founder shares forfeited	300,000